CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 33,416	$ 43,190	$ 172,784	$ 133,953	$ 150,930
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	38,070	35,787	143,394	150,149	138,637
Amortization of intangible and other assets and unfavorable leases	962	1,029	4,281	4,300	4,871
Amortization of long-term prepaid rents	650	534	2,673	2,657	1,786
Amortization of debt issue costs	1,386	1,197	4,792	4,744	4,716
Amortization of deferred revenues, deferred lease incentives and other	(2,552)	(2,212)	(9,343)	(9,629)	(6,968)
Amortization of bond discount	247	226	933	853	780
Amortization of accumulated other comprehensive loss related to interest rate swap agreement		988	2,470	4,236	4,633
Fair value change in interest rate swap agreements not designated as hedges		(268)	(808)	(1,130)
Impairment of long-lived assets	844	185	3,031	7,033	12,538
Share based awards compensation expense	3,248	3,140	14,321	9,026	7,587
(Gain) loss on sale of assets and other	(342)	836	12,168	7,754	(2,464)
Loss on contribution and sale of digital projection systems to DCIP				1,038	2,033
Loss on marketable securities-RealD				12,610
Write-off of unamortized debt issue costs and accumulated other comprehensive loss related to early retirement of debt				4,945
Deferred lease expenses	890	1,123	4,104	4,155	3,940
Deferred income tax expenses	(19,165)	(2,358)	5,280	21,676	(8,603)
Equity in (income) loss of affiliates	(2,421)	(1,790)	(13,109)	(5,651)	3,438
Tax benefit related to stock option exercises and restricted stock vestings	3,452	1,361		917	2,680
Distributions from equity investees	2,290	2,658	7,470	7,125	5,486
Changes in assets and liabilities and other	(14,981)	13,068	40,192	30,123	(59,790)
Net cash provided by (used for) operating activities	42,542	97,333	394,633	390,884	266,230
Investing activities
Additions to theatre properties and equipment	(36,889)	(46,984)	(220,727)	(184,819)	(156,102)
Proceeds from sale of theatre properties and equipment and other	8,006	39	1,976	6,230	21,791
Investment in DCIP and other	(2,312)	(309)	(1,480)	(1,520)	(1,756)
Net cash provided by (used for) investing activities	(31,195)	(61,334)	(234,311)	(247,067)	(136,067)
Financing activities
Dividends paid to parent	(24,000)	(23,750)	(95,750)	(95,000)	(78,100)
Payroll taxes paid as a result of noncash stock option exercises and restricted stock withholdings	(3,254)	(2,700)	(3,263)	(494)	(416)
Retirement of senior subordinated notes					(181)
Proceeds from issuance of notes			400,000	200,000
Payment of debt issue costs			(18,453)	(4,539)	(8,858)
Proceeds from amended senior secured credit facility			700,000
Repayment of former senior secured credit facility			(898,955)
Repayments of other long-term debt	(2,381)	(3,034)	(9,711)	(166,898)	(11,853)
Payments on capital leases	(2,645)	(2,277)	(9,451)	(7,526)	(7,327)
Purchase of non-controlling interests				(1,443)	(888)
Other	3,341	(227)	(835)	(2,120)	(539)
Net cash provided by (used for) financing activities	(28,939)	(31,988)	63,582	(78,020)	(108,162)
Effect of exchange rate changes on cash and cash equivalents	(672)	2,970	(3,062)	(9,309)	5,027
Increase (decrease) in cash and cash equivalents	(18,264)	6,981	220,842	56,488	27,028
Cash and cash equivalents:
Beginning of period	742,095	521,253	521,253	464,765	437,737
End of period	723,831	528,234	742,095	521,253	464,765
U.S
Investing activities
Additions to theatre properties and equipment	(6,156)	(19,694)	(107,323)	(79,510)
Acquisition of theatres		(14,080)	(14,080)
Argentina
Investing activities
Acquisition of theatres				$ (66,958)